Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN CORE BOND FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Proposed Reorganization of

Nuveen Core Bond Fund into

TIAA-CREF Bond Fund

The Board of Trustees of Nuveen Investment Funds, Inc. (“NIF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Core Bond Fund (the “Target Fund”), a series of NIF, into TIAA-CREF Bond Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in April or early May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in February or early March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

NUVEEN CORE PLUS BOND FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Proposed Reorganization of

Nuveen Core Plus Bond Fund into

TIAA-CREF Bond Plus Fund

The Board of Trustees of Nuveen Investment Funds, Inc. (“NIF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Core Plus Bond Fund (the “Target Fund”), a series of NIF, into TIAA-CREF Bond Plus Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in April or early May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in February or early March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

NUVEEN HIGH INCOME BOND FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Proposed Reorganization of

Nuveen High Income Bond Fund into

TIAA-CREF High-Yield Fund

The Board of Trustees of Nuveen Investment Funds, Inc. (“NIF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen High Income Bond Fund (the “Target Fund”), a series of NIF, into TIAA-CREF High-Yield Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in April or early May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in February or early March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

NUVEEN INFLATION PROTECTED SECURITIES FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Proposed Reorganization of

Nuveen Inflation Protected Securities Fund into

TIAA-CREF Inflation-Linked Bond Fund

The Board of Trustees of Nuveen Investment Funds, Inc. (“NIF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Inflation Protected Securities Fund (the “Target Fund”), a series of NIF, into TIAA-CREF Inflation-Linked Bond Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in April or early May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in February or early March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Proposed Reorganization of

Nuveen Short Term Bond Fund into

TIAA-CREF Short-Term Bond Fund

The Board of Trustees of Nuveen Investment Funds, Inc. (“NIF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Short Term Bond Fund (the “Target Fund”), a series of NIF, into TIAA-CREF Short-Term Bond Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in April or early May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in February or early March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Nuveen Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN CORE BOND FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Proposed Reorganization of

Nuveen Core Bond Fund into

TIAA-CREF Bond Fund

The Board of Trustees of Nuveen Investment Funds, Inc. (“NIF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Core Bond Fund (the “Target Fund”), a series of NIF, into TIAA-CREF Bond Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in April or early May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in February or early March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Nuveen Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN CORE PLUS BOND FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Proposed Reorganization of

Nuveen Core Plus Bond Fund into

TIAA-CREF Bond Plus Fund

The Board of Trustees of Nuveen Investment Funds, Inc. (“NIF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Core Plus Bond Fund (the “Target Fund”), a series of NIF, into TIAA-CREF Bond Plus Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in April or early May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in February or early March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Nuveen High Income Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN HIGH INCOME BOND FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Proposed Reorganization of

Nuveen High Income Bond Fund into

TIAA-CREF High-Yield Fund

The Board of Trustees of Nuveen Investment Funds, Inc. (“NIF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen High Income Bond Fund (the “Target Fund”), a series of NIF, into TIAA-CREF High-Yield Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in April or early May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in February or early March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Nuveen Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN INFLATION PROTECTED SECURITIES FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Proposed Reorganization of

Nuveen Inflation Protected Securities Fund into

TIAA-CREF Inflation-Linked Bond Fund

The Board of Trustees of Nuveen Investment Funds, Inc. (“NIF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Inflation Protected Securities Fund (the “Target Fund”), a series of NIF, into TIAA-CREF Inflation-Linked Bond Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in April or early May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in February or early March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Nuveen Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Proposed Reorganization of

Nuveen Short Term Bond Fund into

TIAA-CREF Short-Term Bond Fund

The Board of Trustees of Nuveen Investment Funds, Inc. (“NIF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Short Term Bond Fund (the “Target Fund”), a series of NIF, into TIAA-CREF Short-Term Bond Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in April or early May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in February or early March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.